Loans (Age Analysis of Past Due Loans) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		¥ 175,186	¥ 155,737
Current		83,828,543	82,796,353
Total	[1]	84,003,729	82,952,090
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		147,820	128,542
Current		55,088,819	54,280,602
Total		55,236,639	54,409,144
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		9,317	9,759
Current		9,651,948	9,548,387
Total		9,661,265	9,558,146
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		30,361	33,156
Current		9,162,698	8,921,667
Total		9,193,059	8,954,823
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		8,547	4,323
Current		5,477,617	5,109,063
Total		5,486,164	5,113,386
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		15,003	10,897
Current		5,277,334	5,152,370
Total		5,292,337	5,163,267
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,626	2,738
Current		3,749,336	3,619,392
Total		3,751,962	3,622,130
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		157	493
Current		4,460,603	4,302,738
Total		4,460,760	4,303,231
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		2,186,690	2,358,904
Total		2,186,690	2,358,904
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		221	59
Current		5,581,327	5,477,393
Total	[2]	5,581,548	5,477,452
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		81,588	67,117
Current		9,541,266	9,790,688
Total		9,622,854	9,857,805
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	27,366	27,195
Current	[3]	28,739,724	28,515,751
Total	[3]	28,767,090	28,542,946
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		9,489,618	9,126,392
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		338,037	296,872
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		28,595	33,642
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		27,414	32,974
30-59 Days Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		733	2,210
30-59 Days Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		834	1,010
30-59 Days Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		390	633
30-59 Days Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,317	1,614
30-59 Days Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		106	363
30-59 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		116	3
30-59 Days Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due			2
30-59 Days Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		22,918	27,139
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	1,181	668
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		32,962	15,142
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		32,713	14,931
60-89 Days Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		983	513
60-89 Days Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		849	1,054
60-89 Days Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,986	196
60-89 Days Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,226	1,415
60-89 Days Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		366	256
60-89 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due			484
60-89 Days Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		26,303	11,013
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	249	211
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		113,629	106,953
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		87,693	80,637
90 Days or More Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		7,601	7,036
90 Days or More Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		28,678	31,092
90 Days or More Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		5,171	3,494
90 Days or More Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		11,460	7,868
90 Days or More Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,154	2,119
90 Days or More Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		41	6
90 Days or More Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		221	57
90 Days or More Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		32,367	28,965
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	¥ 25,936	¥ 26,316

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic includes trade receivables and lease receivables of consolidated VIEs.
[3]	The majority of total foreign consist of commercial and industrial loans.